Key Management Personnel Disclosures - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Number of shares granted	10,000,000	13,272,356	10,023,350
Directors and other Key Management Personnel [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Number of shares granted	0